LEASE	12 Months Ended
Mar. 31, 2026
Lease
LEASE

10.	LEASE

Operating lease right-of-use (“ROU”) asset and liabilities are recognized at commencement date based on the present value of lease payments over the lease term. ROU asset represents the Company’s right to use an underlying asset for the lease term and lease liabilities represent the Company’s obligation to make lease payments arising from the lease. Generally, the implicit rate of interest (“discount rate”) in arrangements is not readily determinable and the Company utilizes its incremental borrowing rate in determining the present value of lease payments. The Company’s incremental borrowing rate is a hypothetical rate based on its understanding of what its credit rating would be. The operating lease ROU asset includes any lease payments made and excludes lease incentives.

The Company entered into a commercial operating lease with an independent third party for the use of an office in Hong Kong. The lease term of this operating lease is 3 years. This operating lease is included in “Right-of-use assets, net” on the consolidated balance sheets and represent the Company’s right to use the underlying assets during the lease term. The Company’s obligation to make lease payments are included in “Operating lease liabilities” on the consolidated balance sheets.

Supplemental balance sheet information related to operating leases was as follows:

	As of
	March 31, 2026	March 31, 2025
Operating lease:
Right-of-use asset, net	$152,284	$228,439

Operating lease liabilities:
Current operating lease liabilities	$82,346	$78,734
Non-current operating lease liabilities	74,504	156,551

	$156,850	$235,285

For the fiscal years ended March 31, 2026, 2025 and 2024, cash paid for operating leases were $127,096, $132,374 and $147,970, respectively.

Operating lease expense for the fiscal years ended March 31, 2026, 2025 and 2024 were $122,815, $8,835 and nil, respectively. Short term lease expenses for the fiscal years ended March 31, 2026, 2025 and 2024 were $3,225, $128,045 and $147,970, respectively.

Other supplemental information about the Company’s operating lease as of March 31, 2026 and 2025 are as follow:

	As of
	March 31, 2026	March 31, 2025

Weighted average discount rate	5.25%	5.25%
Weighted average remaining lease term (years)	1.83	2.83

The following table summarizes the future minimum lease payments due under the Company’s operating leases in the next two years:

Year ending March 31,
2027	86,722
2028	77,689
Total minimum operating lease liabilities payment	164,411
Less: imputed interest	(7,561)

Future minimum lease liabilities	$156,850